UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2012

Check here if Amendment  [_] Amendment Number:
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       Camber Capital Management LLC
     Address:    101 Huntington Avenue
                 25th Floor
                 Boston, MA 02109

13F File Number: 028-13745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       Stephen DuBois
     Title:      Managing Member
     Phone:      617-717-6600

     Signature, Place, and Date of Signing:
     /s/ Stephen DuBois                 Boston, MA               August 14,
                                                                 2012
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)
     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: 803,444
                                            (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F File Number               Names

                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
ACORDA THERAPEUTICS INC       COM            00484M106   23,560 1,000,000 SH          Sole             1,000,000
ALERE INC                     COM            01449J105   25,272 1,300,000 SH          Sole             1,300,000
ALNYLAM PHARMACEUTICALS INC   COM            02043Q107   14,940 1,280,231 SH          Sole             1,280,231
ANGIODYNAMICS INC             COM            03475V101    7,845   653,200 SH          Sole               653,200
ANTHERA PHARMACEUTICALS INC   WARRANT        03674U102      133   400,000     CALL    Sole               400,000
ARTHROCARE CORP               COM            043136100   19,837   677,500 SH          Sole               677,500
BOSTON SCIENTIFIC CORP        COM            101137107   28,350 5,000,000 SH          Sole             5,000,000
CARDIONET INC                 COM            14159l103    5,037 2,481,412 SH          Sole             2,481,412
CAREFUSION CORP               COM            14170T101   38,520 1,500,000 SH          Sole             1,500,000
CONCEPTUS INC                 COM            206016107   19,540   985,863 SH          Sole               985,863
CROSS CTRY HEALTHCARE INC     COM            227483104    6,117 1,399,792 SH          Sole             1,399,792
DERMA SCIENCES INC            COM            249827502    9,996 1,050,000 SH          Sole             1,050,000
DURECT CORP                   COM            266605104    1,819 2,000,000 SH          Sole             2,000,000
DYNAVAX TECHNOLOGIES CORP     WARRANT        268158102    4,961 1,735,500     CALL    Sole             1,735,500
ELAN PLC                      ADR            284131208   14,590 1,000,000 SH          Sole             1,000,000
FOREST LABS INC               COM            345838106   26,242   750,000 SH          Sole               750,000
GENMARK DIAGNOSTICS INC       COM            372309104    4,340 1,000,000 SH          Sole             1,000,000
GILEAD SCIENCES INC           COM            375558103   38,460   750,000 SH          Sole               750,000
HCA HOLDINGS INC              COM            40412C101   30,430 1,000,000 SH          Sole             1,000,000
HEALTH MGMT ASSOC INC NEW     COM            421933102   25,526 3,251,734 SH          Sole             3,251,734
HOLOGIC INC                   COM            436440101   27,060 1,500,000 SH          Sole             1,500,000
ILLUMINA INC                  COM            452327109    6,058   150,000 SH          Sole               150,000
KINDRED HEALTHCARE INC        COM            494580103   17,981 1,829,200 SH          Sole             1,829,200
MASIMO CORP                   COM            574795100   22,380 1,000,000 SH          Sole             1,000,000
MEDICINES CO                  COM            584688105   11,470   500,000 SH          Sole               500,000
MYLAN INC                     COM            628530107   48,082 2,250,000 SH          Sole             2,250,000
NATUS MEDICAL INC DEL         COM            639050103   21,646 1,862,788 SH          Sole             1,862,788
NOVARTIS AG                   COM            66987V109   22,360   400,000     CALL                       400,000
RITE AID CORP                 COM            767754104    7,000 5,000,000 SH          Sole             5,000,000
CELGENE CORP                  RIGHTS         151020112    1,785   949,358 SH          Sole               949,358
SAGENT PHARMACEUTICALS INC    COM            786692103      385    21,300 SH          Sole                21,300
SELECT SECTOR SPDR TR         SBI HEALTHCARE 81369Y209   85,523 2,250,000     CALL    Sole             2,250,000
TENET HEALTHCARE CORPORATION  COM            88033G100    2,954   563,800 SH          Sole               563,800
TEVA PHARMACEUTICAL INDS LTD  COM            881624209   29,580   750,000 SH          Sole               750,000
TEVA PHARMACEUTICAL INDS LTD  COM            881624209   19,720   500,000     CALL    Sole               500,000
TEVA PHARMACEUTICAL INDS LTD  COM            881624209    7,888   200,000     CALL    Sole               200,000
UNIVERSAL HLTH SVC INC        COM            913903100   47,441 1,099,200 SH          Sole             1,099,200
UNIVERSAL HLTH SVC INC        COM            913903100    4,316   100,000     CALL    Sole               100,000
VANGUARD HEALTH SYS INC       COM            922036207   27,723 3,118,468 SH          Sole             3,118,468
VIROPHARMA INC                RIGHTS         928241108      471   968,341 SH          Sole               968,341
VIROPHARMA INC                RIGHTS         928241108        0   968,341 SH          Sole               968,341
WARNER CHILCOTT PLC IRELAND   COM            G94368100   16,128   900,000 SH          Sole               900,000
WORLD HEART CORP              COM            980905400      451 1,639,345 SH          Sole             1,639,345
WRIGHT MED GROUP INC          COM            98235T107   29,527 1,382,997 SH          Sole             1,382,997

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